BORROWINGS	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
BORROWINGS	BORROWINGS
Long term debt consists of the following as of December 31, 2021 and 2020 (in thousands):

	2021	2020
Notes payable	$3,769	$4,761
PPP loan	—	936
Total notes payable	3,769	5,697
Less current portion of notes payable	1,900	5,678
Long-term notes payable, net of current portion	$1,869	$19
Payroll Protection Program Loan
On April 19, 2020, the Company entered into an unsecured promissory note under the Payroll Protection Program (“the PPP Loan”), with a bank under the PPP administered by the United States Small Business Administration (“SBA”) and authorized by the Keeping American Workers Employed and Paid Act, which is part of the CARES Act, enacted on March 27, 2020. The principal amount of the PPP Loan was $936 thousand. The PPP Loan bore interest of 1.0% per annum and was disbursed to the Company on April 20, 2020. In July 2021, the Company applied for and received forgiveness on the $936 thousand PPP Loan plus $12 thousand in accrued interest. The gain on extinguishment of debt of $948 thousand is recorded within other income (expense), net in the Company’s Consolidated Statements of Operations and Comprehensive Loss for year ended December 31, 2021.
Bridge Loan
In July 2021, the Company entered into a six-month $20,000 thousand bridge loan (the “Bridge Loan”), maturing on the earlier of January 12, 2022 or consummation of the Business Combination, which ultimately closed on October 8, 2021, see Note 3. The Bridge Loan bore interest of 9%, of which 2.25% was payable monthly and 6.75% paid-in-kind (“PIK”) interest was due upon maturity. At maturity, a final payment of $1,250 thousand was due in addition to all outstanding principal and accrued interest. The Bridge Loan was paid off pursuant to the terms of the Business Combination.
The Company elected the fair value option to account for the Bridge Loan, which contained embedded derivatives. The Company recorded the Bridge Loan at fair value of $20,000 thousand at issuance. Interest expense of $1,578 thousand was recognized related to the paid in-kind interest and final payment on the Bridge Loan for the year ended December 31, 2021.
Notes Payable
In 2018, the Company entered into a $1,000 thousand note payable with a bank that was secured by all property of the Company, except for its intellectual property. The note payable’s original maturity date was July 1, 2021.
In March 2020, the Company amended the note payable and borrowed an additional $4,000 thousand. The additional $4,000 thousand borrowing changed the present value of cash flows by more than 10% and, as such, was treated as a debt extinguishment. The Company recognized a $62 thousand loss on extinguishment of debt for the year ended December 31, 2020. The Company’s notes payable to the bank were recorded at fair value as part of the extinguishment. The $4,000 thousand note payable’s original maturity date was January 1, 2023.
In April 2020, the Company entered into a Deferral Agreement (“Deferral Agreement”) to extend the maturity date of the original $1,000 thousand note payable to January 1, 2023 and extend the maturity date of the additional $4,000 thousand note payable to January 1, 2024. The Company accounted for the Deferral Agreement as a debt modification based on an analysis of cash flows before and after the debt modification.
The notes payable bear interest at 0.50% below the bank’s prime rate (2.75% on December 31, 2021). The Company makes monthly interest and principal payments on the note payable based on the schedule defined in the agreement.
In conjunction with the notes payable, Legacy ESS issued warrants to purchase 100,161 shares of Series B redeemable convertible preferred stock and 103,107 shares of Series C redeemable convertible preferred stock in July 2018 and March 2020, respectively. The Series B redeemable convertible preferred stock warrants and Series C redeemable convertible preferred stock warrants have exercise prices of $0.96 and $1.25 per share, respectively and expire 10 years after issuance. The fair value of Series B redeemable convertible preferred stock warrants and Series C redeemable convertible preferred stock warrants were $55 thousand and $44 thousand, respectively, at the time of issuance. The fair value of the Series B redeemable convertible preferred stock warrants was initially recorded as a reduction of the value of the notes payable and were amortized over the term of the loan as interest expense using the effective interest rate method. Unamortized Series B redeemable convertible preferred stock warrants were treated as a component of loss on extinguishment of debt. The Series C redeemable convertible preferred stock warrants were issued in conjunction with the additional $4,000 thousand borrowing and were a component of the loss on extinguishment of debt. All outstanding shares of Legacy ESS’s redeemable convertible preferred stock were converted to shares of common stock immediately prior to the completion of the Business Combination. See Note 12. Interest expense of $0 and $4 thousand were recognized related to the amortization of warrants issued in conjunction with the notes payable for the years ended December 31, 2021 and December 31, 2020, respectively.
The audit opinion as of and for the year ended December 31, 2020 financial statements contained a going concern explanatory paragraph. Under the notes payable loan agreement, a going concern opinion with respect to the Company’s audited financial statements is a material adverse change resulting in an event of default. In accordance with a subjective acceleration clause, the Lender had an option to elect to accelerate $4,583 thousand of the Company’s existing indebtedness as of December 31, 2020 to be immediately due and payable. As of December 31, 2020, the event of default would have also accelerated the $943 thousand in principal and interest due on the PPP Loan because of the cross-default provisions. The Company had classified the notes payable and PPP loan as current liabilities as of December 31, 2020 due to the considerations discussed above and the assessment that the material adverse change clause under the notes payable and PPP Loan agreements was not within the Company’s control. As of December 31, 2021, the Company has concluded that the Business Combination alleviated the risk related to going concern, as well as that related to the subjective acceleration clause.
Annual maturities on notes payable outstanding at December 31, 2021 are as follows (in thousands):

2022	$1,900
2023	1,600
2024	333
Total maturities	3,833
Less: unamortized debt premium	(64)
Total notes payable	$3,769